SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Net, Useful Lives
Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Assumptions Used to Value Stock Options
	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0.08%	0%
Expected volatility	70.82%	67.8%-68.13%	64.1%
Risk-free interest rate	2.4%	1.89%-1.97%	1%
Contractual term of up to	9 years	10 years	10 years
Suboptimal exercise multiple- employees	2.30	1.62	1.62
Suboptimal exercise multiple- management	2.59	2.35	-

Schedule of Share-based Compensation Expenses
	Year ended December 31,
	2010	2011	2012

Cost of revenues	$-	$-	$64
Research and development, net	-	6	23
Selling and marketing	-	28	57
General and administrative	141	180	202

Total share-based compensation expense	$141	$214	$346